Long-term debt - Additional Information (Details) $ in Thousands, $ in Millions			12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)	Mar. 13, 2017 USD ($)
Disclosure of Long-term Debt [Line Items]
Fair value of senior unsecured notes	$ 387,000	$ 329,100
Revolving credit facility	$ 1,273,755	$ 1,555,215	$ 1,273,755	$ 2,100,000
Unsecured notes [Member]
Disclosure of Long-term Debt [Line Items]
Notional amount					$ 300.0
Borrowings, interest rate					5.625%
Borrowings Repayment Description Prior Maturity			March 15, 2025